Introduction and overview of Group's risk management - Financial instruments that are measured at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ 19,207	$ (66,028)
Interest rate caps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value		565
Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	29,410	1,540
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ (10,203)	$ (68,133)